Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Central Index Key	0000039311
Entity Filer Category	Accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2017